Label	Element	Value
BNY Mellon Income Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return (consisting of capital appreciation and income).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus and in the How to Buy Shares section  beginning on page III-1 of the fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 65.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.75%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses of the fund are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks.  The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income.  The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.  The fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks.  The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies.  The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend Index SM (Dow Jones Index), but allocations may differ from those of the Dow Jones Index.  The fund invests primarily in common stocks but also may invest up to 10% of its assets in convertible securities and up to 10% of its assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

•	Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

•	Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

•	Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

•	Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

•	Preferred stock risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

•	Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class A shares from year to year.  The table compares the average annual total returns of the fund's Class A, Class C, Class I and Class Y shares to those of the Dow Jones Index, which is comprised of 100 of the highest dividend-yielding securities in the Dow Jones U.S. Index SM , a broad-based index that is representative of the total U.S. equity market.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.  More recent performance information may be available at www.dreyfus.com .

The historical performance of the fund's Class M shares, which are not offered in this prospectus, is used to calculate the performance of the fund's shares shown in the bar chart and table.  Since Class A, Class C, Class I and Class Y shares are new, past performance information is not available for those classes of shares as of the date of this prospectus.  All of the fund's share classes invest in the same portfolio of securities.  Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.  The performance figures shown have not been adjusted to reflect differences in service and distribution fees; if these expenses had been reflected, the performance shown would have been lower.

After-tax performance is shown only for Class A shares (adjusted to reflect the sales load applicable to the fund's Class A shares) and is calculated based on the fund's Class M performance using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  After-tax performance of the fund's other share classes will vary.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since Class A, Class C, Class I and Class Y shares are new, past performance information is not available for those classes of shares as of the date of this prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*	Reflects the performance of the fund's Class M shares, which are offered in a separate prospectus, adjusted in the table to reflect applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if these expenses had been reflected, the performance shown for Class A, C and I shares would have been lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 17.95% Worst Quarter Q4, 2008: -19.85% The year-to-date total return of the fund′s Class A shares as of March 31, 2016 was 1.41%.*
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Reflects the performance of the fund's Class M shares, which are offered in a separate prospectus, adjusted in the table to reflect applicable sales charges.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the fund′s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.85%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax performance is shown only for Class A shares (adjusted to reflect the sales load applicable to the fund's Class A shares) and is calculated based on the fund's Class M performance using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares (adjusted to reflect the sales load applicable to the fund's Class A shares) and is calculated based on the fund's Class M performance using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax performance of the fund's other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/15)
BNY Mellon Income Stock Fund | Dow Jones Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.64%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.78%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.50%	[1]
BNY Mellon Income Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Investment advisory fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Administrative fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.12%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,167
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,881
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	685
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	916
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,167
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,881
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.17%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.88%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.12%	[1]
BNY Mellon Income Stock Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.75%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.91%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.43%	[1]
BNY Mellon Income Stock Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.02%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.58%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.66%	[1]
BNY Mellon Income Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Investment advisory fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Administrative fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.11%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,201
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.24%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.21%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.74%	[1]
BNY Mellon Income Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Investment advisory fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Administrative fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.10%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,073
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.66%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.21%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.74%	[1]
BNY Mellon Income Stock Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Investment advisory fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Administrative fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	990
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 990
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.66%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.21%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.74%	[1]
BNY Mellon Income Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2006	rr_AnnualReturn2006	15.83%
Annual Return 2007	rr_AnnualReturn2007	3.58%
Annual Return 2008	rr_AnnualReturn2008	(36.02%)
Annual Return 2009	rr_AnnualReturn2009	23.07%
Annual Return 2010	rr_AnnualReturn2010	14.27%
Annual Return 2011	rr_AnnualReturn2011	3.61%
Annual Return 2012	rr_AnnualReturn2012	14.86%
Annual Return 2013	rr_AnnualReturn2013	34.24%
Annual Return 2014	rr_AnnualReturn2014	10.64%
Annual Return 2015	rr_AnnualReturn2015	0.66%

[1]	Reflects the performance of the fund's Class M shares, which are offered in a separate prospectus, adjusted in the table to reflect applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if these expenses had been reflected, the performance shown for Class A, C and I shares would have been lower.
[2]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[3]	Other expenses of the fund are based on estimated amounts for the current fiscal year.